Deferred taxes and incomes tax expenses (benefits) - Income tax expense (benefits) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current tax expenses
Current tax expense (income)	¥ 1,067	¥ 976	¥ 487
Adjustment related to prior years	(59)
Sub-total	1,008	976	487
Deferred tax expenses (benefits)
Origination and reversal of temporary differences	(14)	14	(82)
Origination and reversal of tax losses carried forward	(36)	26	468
Increase in tax rate	0	(25)	0
Sub-total	(50)	16	386
Total income tax expenses (benefits)	¥ 958	¥ 991	¥ 873